Costs and expenses by nature (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Costs And Expenses By Nature
Personnel	$ 61	$ 59	$ 130	$ 121
Services	58	33	98	60
Depreciation and amortization	17	7	27	31
Other	40	32	73	64
Total	$ 176	$ 131	$ 328	$ 276